Schedule of Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012 Final Purchase Price Allocation
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets		$ 221
Business Acquisition, Purchase Price Allocation, Plant, Property And Equipment		521
Business Acquisition, Purchase Price Allocation, Goodwill		1,211
Business Acquisition, Purchase Price Allocation, Intangible Assets Subject To Amortization		410
Business Acquisition, Purchase Price Allocation, Other Assets		12
Business Acquisition, Purchase Price Allocation, Total Assets		2,375
Business Acquisition, Purchase Price Allocation, Current Liabilities		158
Business Acquisition, Purchase Price Allocation, Debt Maturing Within One Year		748
Business Acquisition, Purchase Price Allocation, Deferred Income Taxes And Other Liabilities		75
Business Acquisition, Purchase Price Allocation, Total Liabilities	122	981
Business Acquisition, Purchase Price Allocation, Net Assets Acquired		$ 1,394